Definite-Lived Intangible Assets, Net - Schedule of Definite-Lived Intangible Assets Amortization Expense (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Definite-Lived Intangible Assets Amortization Expense [Abstract]
Twelve months ending September 30, 2026	$ 1,702,351
Twelve months ending September 30, 2027	1,076,283
Twelve months ending September 30, 2028	726,164
Twelve months ending September 30, 2029	881,848
Twelve months ending September 30, 2030 and thereafter	2,315,688
Total	$ 6,702,334	$ 2,207,852